Disclosures About Fair Value of Financial Instruments - Recurring Basis (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial assets:
Available-for-sale securities	$ 180,038	$ 187,565	$ 198,237
Level 1
Financial assets:
Available-for-sale securities	30,084	27,035	15,000
Level 2
Financial assets:
Available-for-sale securities	149,954	160,530	183,237
Recurring
Financial assets:
Available-for-sale securities	180,038	187,565	198,237
Recurring | Interest Rate Swap
Financial assets:
Customer interest rate swaps	350	274	433
Financial Liabilities:
Correspondent interest rate swaps	362	287	456
Recurring | Level 1
Financial assets:
Available-for-sale securities	30,084	27,035	15,000
Recurring | Level 2
Financial assets:
Available-for-sale securities	149,954	160,530	183,237
Recurring | Level 2 | Interest Rate Swap
Financial assets:
Customer interest rate swaps	350	274	433
Financial Liabilities:
Correspondent interest rate swaps	$ 362	$ 287	$ 456